UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                       FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011 Check here if Amendment: Not an amendment.
Amendment Number: Not an amendment.
This Amendment is a restatement(Check only one.): Not an amendment.
Or
This Amendment adds new holdings entries: Not an amendment.

Institutional Investment Manager Filing this Report:

Name:     Evangelical Lutheran Church In America Board Of Pensions
Address:  800 Marquette Avenue
          Minneapolis, MN  55402-2892

Form 13F File Number: 028-03247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Curt Fee
Title: Vice President and Chief Investment Officer
Phone: 612-752-4245

Signature, Place, and Date of Signing:

/s/ Curt Fee
Minneapolis, MN
November 8, 2011

Report Type (Check only one.):

 ( ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 (X) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
State Street Global Assets

 ( ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)